Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (8,775)	$ (6,952)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	140	151
Share-based compensation	301	295
Exchange rate changes in cash and cash equivalents and restricted long-term deposits	(30)	(52)
Other finance cost		10
Changes in assets and liabilities:
Decrease (Increase) in trade receivables	(82)	99
Increase in prepaid expenses and other receivables	(902)	(205)
Decrease (increase) in inventory	80	(341)
Decrease in right of use assets	178	173
Increase (decrease) in trade payables	771	(71)
Decrease in lease liabilities	(159)	(140)
Increase in employees and employees related liabilities	527	471
Decrease in other current liabilities	(197)	(288)
Net cash used in operating activities	(8,148)	(6,850)
Cash flows from investing activities:
Purchase of property and equipment	(61)	(28)
Net cash used in investing activities	(61)	(28)
Cash flows from financing activities:
Loan from related party		2,000
Proceeds from issuance of ordinary shares, warrants and pre-funded warrants, net of issuance costs	11,309	2,647
Proceeds from exercise of warrants	10
Net cash provided by financing activities	11,319	4,647
Increase (decrease) in cash and cash equivalents	3,110	(2,231)
Cash and cash equivalents at the beginning of the year	8,897	7,564
Effect of foreign exchange rate on cash and cash equivalents	27	50
Cash and cash equivalents end of the year	12,034	5,383
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 32	$ 41